Leases - analysis of the maturity of the long-term lease liabilities (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of maturity analysis of operating lease payments [line items]
Maturity of the long-term lease liabilities	$ 440,730
Expense for rental contracts with a term of less than one year	36,153	$ 19,116
Rental contracts with insignificant amounts	83,439	77,709
Total rental contracts	119,592	$ 96,825
2022
Disclosure of maturity analysis of operating lease payments [line items]
Maturity of the long-term lease liabilities	184,407
2023
Disclosure of maturity analysis of operating lease payments [line items]
Maturity of the long-term lease liabilities	137,727
2024
Disclosure of maturity analysis of operating lease payments [line items]
Maturity of the long-term lease liabilities	57,792
Subsequent
Disclosure of maturity analysis of operating lease payments [line items]
Maturity of the long-term lease liabilities	$ 60,804